Equity - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Feb. 05, 2021	Feb. 04, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Authorized share capital	€ 14,100,000
Nominal value per share	€ 0.12
Number of shares issued and fully paid	33,151,881			23,569,276
Share capital	€ 3,978,226			€ 235,693
Voting rights description	one vote per share
Ordinary shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized	58,750,000
Nominal value per share		€ 0.12	€ 0.01
Number of shares issued and fully paid	33,151,881	9,511,075		4,850,000
Preferred Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized	58,750,000